Cassidy & Associates
                  Attorneys at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
                     ----------
             Email:  CassidyLaw@aol.com

Telephone: 202/387-5400              Fax:  949/673-4525

                    February 20, 2014

Beth Frohlichstein
Division of Corporation Finance
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


          Re:  Heyu Leisure Holidays Corporation
               (formerly Cloud Run Acquisition Corporation)
		File No. 000-55068

Dear Ms. Frohlichstein:

     Attached for filing with the Securities and Exchange
Commission in response to the Commission's letter of December 27, 2013, is Amendment No. 2 to the Heyu Leisure
Holidays Corporation (formerly Cloud Run Acquisition
Corporation) (the "Company") Form 10-12G. The written acknowledgement from the Company has been filed simultaneously with the amendment and this letter. The amendment has been updated to reflect the change in control.

     The following responses address the comments of the reviewing staff of the Commission as set forth in its comment letter of December 27, 2013.

General

	1. James Cassidy and James McKillop and entities controlled by such persons are not registered broker-dealers.

	2. The requested disclosure has been revised and appears on page 1 and the typographic misstatement on page 31 has been corrected.

Business

	3. The requested disclosurehas been added and appears on page 2 of the registration statement.

Itemm 1A.  Risk Factors

	4. The requested has been added and appears beginning on page 6 of the registration statement.

Recent Blank Check Companies

	5. The requested has been added and appears on page 16 of the registration statement.

Item 15.  Financial Statements and Exhibits

         6.   The financial statements have been updated.



                         Sincerely,



                         /s/ Lee W. Cassidy